DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 4) - Cash Flow Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,297,407	$ 1,036,126
1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	833,323	1,180,361
3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	57,823	137,142
Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	174,300	199,383
Foreign Currency Forwards [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,991,607	1,010,648
Foreign Currency Forwards [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	219,453	535,758
Foreign Currency Forwards [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Foreign Currency Forwards [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Foreign Currency Swap [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Foreign Currency Swap [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	309,970	323,803
Foreign Currency Swap [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Foreign Currency Swap [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Interest Rate Swap [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	305,800	25,478
Interest Rate Swap [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	303,900	320,800
Interest Rate Swap [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	57,823	137,142
Interest Rate Swap [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	174,300	199,383
Loans [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,991,607	1,036,126
Loans [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	219,453	692,109
Loans [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	57,823	57,742
Loans [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	174,300	158,083
Investment [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Investment [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Investment [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Investment [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Bonds [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Bonds [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	309,970	167,452
Bonds [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Bonds [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Demand Deposits [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	305,800
Demand Deposits [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	303,900	320,800
Demand Deposits [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		79,400
Demand Deposits [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		41,300
Working Capital [Member] | 1Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Working Capital [Member] | 1 to 3 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Working Capital [Member] | 3 to 6 Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
Working Capital [Member] | Over Six Years [Member]
Disclosure of detailed information about hedged items [line items]
Notional value